Credit Facilities, Long-Term Debt and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of borrowings outstanding
The amounts outstanding are as follows:

As at Dec. 31				2025			2024
	Segment	Maturity	Currency	Carrying value	Face value	Interest(1)	Carrying value	Face value	Interest
Credit facilities
Committed syndicated bank facility(2)	Corporate	2029	CAD	95	98	4.2%	143	145	5.3%
Term facility	Corporate	2025	CAD	—	—	—%	400	400	5.6%
Debentures
7.3% Medium term notes	Corporate	2029	CAD	110	110	7.3%	110	110	7.3%
6.9% Medium term notes	Corporate	2030	CAD	141	141	6.9%	141	141	6.9%
5.6% Medium term notes	Corporate	2032	CAD	446	450	5.6%	—	—	—%
Senior notes(3)
5.9% Senior notes	Corporate	2034	USD	539	548	5.9%	—	—	—%
7.8% Senior notes	Corporate	2029	USD	—	—	—%	569	575	7.8%
6.5% Senior notes	Corporate	2040	USD	403	411	6.5%	426	431	6.5%
Non-recourse
Melancthon Wolfe Wind LP bond	Wind & Solar	2028	CAD	98	98	3.8%	133	134	3.8%
New Richmond Wind LP bond	Wind & Solar	2032	CAD	83	84	4.0%	93	94	4.0%
Kent Hills Wind LP bond	Wind & Solar	2033	CAD	164	166	4.5%	179	182	4.5%
Windrise Wind LP bond	Wind & Solar	2041	CAD	150	152	3.4%	157	160	3.4%
Pingston bond	Hydro	2043	CAD	39	39	6.2%	39	39	6.2%
TAPC Holdings LP bond (Poplar Creek)	Gas	2030	CAD	65	66	6.7%	75	76	8.3%
TEC Hedland PTY Ltd bond(4)	Gas	2042	AUD	671	677	4.1%	675	683	4.1%
Heartland term facility	Corporate	2027	CAD	201	201	5.3%	224	224	6.6%
Recourse
TransAlta OCP LP bond	Gas	2030	CAD	166	167	4.5%	192	193	4.5%
Tax equity financing
Big Level & Antrim(5)	Wind & Solar	2029	USD	70	73	6.6%	90	94	6.6%
Lakeswind(6)	Wind & Solar	2030	USD	4	4	10.5%	7	7	10.5%
North Carolina Solar(7)	Wind & Solar	2030	USD	2	2	7.3%	4	4	7.3%
Total long-term debt				3,447	3,487		3,657	3,692
Lease liabilities				146			151
Total credit facilities, long-term debt and lease liabilities				3,593			3,808
Less: current portion of long-term debt				(170)			(567)
Less: current portion of lease liabilities				(5)			(5)
Total current credit facilities, long-term debt and lease liabilities				(175)			(572)
Total non-current credit facilities, long-term debt and lease liabilities				3,418			3,236
(1)Interest rate reflects the stipulated rate or the average rate weighted by principal amounts outstanding and is before the effect of hedging.
(2)Composed of swing line loans and other commercial borrowings under long-term committed credit facilities.
(3)US$700 million face value at Dec. 31, 2025 (2024 – US$700 million).
(4)AU$737 million face value at Dec. 31, 2025 (2024 – AU$761 million).
(5)US$54 million face value at Dec. 31, 2025 (2024 – US$65 million).
(6)US$3 million face value at Dec. 31, 2025 (2024 – US$5 million).
(7)US$1 million face value at Dec. 31, 2025 (2024 – US$3 million).
The Company's credit facilities are summarized in the table below:

As at Dec. 31, 2025		Utilized
Credit facilities	Facility size	Outstanding letters of credit(1)	Cash drawings	Available capacity	Maturity date
Committed
Syndicated credit facility	1,900	438	98	1,364	Q2 2029
Bilateral credit facilities	240	146	—	94	Q2 2027
Heartland EDC letter of credit facility	30	14	—	16	Q1 2026
Heartland DSR letter of credit facility	27	8	—	19	Q4 2027
Heartland revolving facility	25	—	—	25	Q4 2027
Total committed	2,222	606	98	1,518
Non-committed
Demand facility	400	223	—	177	N/A
Total Non-committed	400	223	—	177
(1)TransAlta has obligations to issue letters of credit and cash collateral to secure potential liabilities to certain parties, including those related to potential environmental obligations, commodity risk management and hedging activities, pension plan obligations, construction projects and purchase obligations. Letters of credit drawn against the non-committed facilities reduce the available capacity under the committed syndicated credit facilities. At Dec. 31, 2025, TransAlta provided cash collateral of $92 million.

Disclosure of principal repayments

	2026	2027	2028	2029	2030	2031 and thereafter	Total
Principal repayments(1)	170	331	163	343	281	2,199	3,487
Lease liabilities	5	5	5	5	5	121	146
(1)Excludes impact of hedge accounting and derivatives.